Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 26,043	$ 24,197
Less: Accumulated depreciation	(8,567)	(7,824)
Property, Plant and Equipment, Net	18,712	16,995
Net Book Value	17,476	16,373
Electric Generation Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 11,092	11,010
Electric Generation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electric Generation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	131 years
Electric Transmission [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 3,047	2,786
Electric Transmission [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	11 years
Electric Transmission [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	80 years
Electric Distribution [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 6,348	5,660
Electric Distribution [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Electric Distribution [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	80 years
Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 3,398	2,867
Gas, Transmission and Distribution Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Gas, Transmission and Distribution Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	85 years
Other Energy Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 2,158	1,874
Other Energy Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Other Energy Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	60 years
Construction in Progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 1,236	$ 622